Intangible Assets - Summary of Possible Changes of Key Assumptions of Cash Generating Units (Detail) - Intangible assets other than goodwill [member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue growth rate decrease by 5% [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Possible changes of key assumptions	¥ 4,524,074	¥ 3,711,922	¥ 3,772,487
Pre-tax discount rate plus 1% [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Possible changes of key assumptions	¥ 4,428,832	¥ 3,597,045	¥ 3,690,604